Other Operating Revenue Gain on Sale of Undeveloped Oil and Gas Properties (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	$ 2,119,200			$ 592,702	$ 34,667
Other operating revenue - gain on sale of undeveloped oil and gas properties	$ 1,236,200			$ 402,901	$ 34,467